Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers	The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	December 31, 2023	December 31, 2022
Accounts receivable, net	222	137
Current contract liabilities (classified within other current liabilities)	(31)	(19)
Non-current contract liabilities (classified within other non-current liabilities)	(33)	(42)
Significant changes in the contract liabilities balances during the year ended December 31, 2023 were as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2023	(61)
Aquadrill Acquisition	(1)
Amortization of revenue that was included in the beginning contract liability balance	19
Cash received, excluding amounts recognized as revenue	(21)
Net contract liability at December 31, 2023	(64)
Significant changes in the contract liabilities balances during the year ended December 31, 2022 are as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2022 (Predecessor)	(35)
Amortization of revenue that was included in the beginning contract liability balance	16
Net contract liability at February 22, 2022 (Predecessor)	(19)
Net contract liability at February 23, 2022 (Successor)	(19)
Amortization of revenue that was included in the beginning contract liability balance	9
Cash received, excluding amounts recognized as revenue	(51)
Net contract liability at December 31, 2022 (Successor)	(61)